SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
Allocation to Remaining Performance Obligations
Expected duration for satisfaction of performance obligation	1 year